Income Tax Expense (Benefit) (Details)	12 Months Ended
Dec. 31, 2024
Income Tax Credit [Line Items]
Foreign investment percntage	25.00%
Minimum [Member]
Income Tax Credit [Line Items]
Income tax rate	0.00%
Maximum [Member]
Income Tax Credit [Line Items]
Income tax rate	12.50%